Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 2,656,679	$ 943,178
Accrued payroll	260,000
Convertible debt	75,238	81,623
Loans payable		121,087
Silent partnerships	965,335
Lease liabilities	285,354	100,251
Total	4,242,606	1,246,139
Between one and five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Accrued payroll
Convertible debt
Loans payable
Silent partnerships	943,214	2,033,162
Lease liabilities	771,457	377,711
Total	1,714,671	2,410,873
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of contractual maturities financial liabilities [Line Items]
Accounts payable and accrued liabilities
Accrued payroll
Convertible debt
Loans payable
Silent partnerships
Lease liabilities	187,659	151,120
Total	$ 187,659	$ 151,120